Note 1 - Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2024
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

1. Basis of Presentation and General Information:

The accompanying consolidated financial statements include the accounts of Costamare Inc. (“Costamare”) and its wholly-owned and majority-owned subsidiaries (collectively, the “Company”). Costamare is organized under the laws of the Republic of the Marshall Islands.

On November 4, 2010, Costamare completed its initial public offering (“Initial Public Offering”) in the United States under the United States Securities Act of 1933, as amended (the “Securities Act”). During the six-month period ended June 30, 2024, the Company issued 299,200 shares to Costamare Shipping Services Ltd. (“Costamare Services”) (Note 3). On July 6, 2016, the Company implemented a dividend reinvestment plan (the “Plan”) (Note 17). As of June 30, 2024, under the Plan, the Company has issued to its common stockholders 21,599,919 shares, in aggregate. As of June 30, 2024, the aggregate outstanding share capital was 119,463,224 common shares. As of June 30, 2024, members of the Konstantakopoulos Family owned, directly or indirectly, approximately 63.7% of the outstanding common shares, in the aggregate.

As of June 30, 2024, the Company owned and/or operated a fleet of 68 container vessels with a total carrying capacity of approximately 512,989 twenty-foot equivalent units (“TEU”) and 37 dry bulk vessels with a total carrying capacity of approximately 2,686,841 of dead-weight tonnage (“DWT”), through wholly owned subsidiaries. As of December 31, 2023, the Company owned and/or operated a fleet of 68 container vessels with a total carrying capacity of approximately 512,989 twenty-foot equivalent units (“TEU”) and 42 dry bulk vessels with a total carrying capacity of approximately 2,604,720 of dead-weight tonnage (“DWT”), through wholly owned subsidiaries. The Company provides worldwide marine transportation services by chartering its container vessels to some of the world’s leading liner operators and since 2021, by chartering its dry bulk vessels to a diverse group of charterers.

During the fourth quarter of 2022, the Company established a dry bulk operating platform under Costamare Bulkers Inc. (“CBI”), a majority-owned subsidiary of Costamare organized in the Republic of the Marshall Islands (Note 16). CBI is chartering-in and chartering-out dry bulk vessels, entering into contracts of affreightment, forward freight agreements (“FFAs”) and may also utilize hedging solutions. As of June 30, 2024, CBI charters-in 53 dry bulk vessels on period charters.

In March 2023, the Company entered into an agreement with Neptune Maritime Leasing Limited (“NML”) pursuant to which it agreed to invest in NML’s ship sale and leaseback business up to $200,000 in exchange for up to 40% of its ordinary shares and up to 79.05% of its preferred shares. In addition, the Company received a special ordinary share in NML which carries 75% of the voting rights of the ordinary shares providing control over NML. NML was established in 2021 to acquire, own and bareboat charter out vessels through its wholly owned subsidiaries. On March 30, 2023, the Company invested in NML the amount of $11,099 and as a result acquired controlling financial interest. The Company accounted for the control obtained in NML at March 30, 2023 “as a business combination”, which resulted in the application of the “acquisition method”, as defined under ASC 805, Business Combinations, with the Company to be considered the accounting acquirer of NML. The assets acquired and liabilities assumed on the date of control were recorded at fair value. The assets acquired consisted mainly of four sale and leaseback contracts, under which NML had acquired and leased back under bareboat charter agreements, one container vessel and three dry bulk vessels, all accounted for as failed sales (Note 12(b)). In addition, the Company estimated the fair value of the noncontrolling interest at the acquisition date at $34,132. The Company does not consider the acquisition a material business combination.

At June 30, 2024, Costamare had 146 wholly-owned subsidiaries incorporated in the Republic of Liberia, 13 incorporated in the Republic of the Marshall Islands and one incorporated in the Republic of Cyprus. In addition, as of June 30, 2024, Costamare had one majority-owned subsidiary incorporated in the Republic of the Marshall Islands and controlled one company incorporated under the laws of Jersey, which had 31 subsidiaries incorporated in the Republic of the Marshall Islands and two incorporated in the Republic of Liberia.

Revenues for the six-month periods ended June 30, 2023 and 2024, derived from significant charterers individually accounting for 10% or more of revenues (in percentages of total revenues) were as follows:

	2023	2024
A	11%	9%
B	11%	6%
C	14%	9%
Total	36%	24%

The reconciliation of the cash, cash equivalents and restricted cash at the end of the six-month periods ended June 30, 2023 and 2024 is presented in the table below:

	2023	2024
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	$682,732	$894,915
Restricted cash – current portion	10,189	7,528
Restricted cash – non-current portion	83,312	71,038
Total cash, cash equivalents and restricted cash	$776,233	$973,481

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for annual financial statements. These statements and the accompanying notes should be read in conjunction with the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2023, filed with the SEC on March 29, 2024.

These unaudited interim condensed consolidated financial statements have been prepared on the same basis as the Company’s annual consolidated financial statements and, in the opinion of management, reflect all adjustments, consisting of only normal recurring adjustments, considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows for the periods presented. Operating results for the six-month period ended June 30, 2024, are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2024.

As the international container shipping industry recovered from the COVID-19 pandemic, time charter rates improved significantly from their sizable pandemic-related declines until the first half of 2022, due to the increased demand for containerized goods coupled with inefficiencies in the global supply chain caused by the pandemic. However, since June 2022, time charter rates for containerships (across all sizes) have demonstrated significant declines of 62% on average, mainly driven by reduced growth in the transportation of containerized goods, inflation, and the normalization of supply chains (irrespective of the effective reduction in the supply of vessels due to vessels’ rerouting because of the Red Sea crisis).

The economic environment of the dry bulk segment improved significantly in 2021 and the first half of 2022 due to the increase in the demand for commodities. However, during 2022, mainly due to the Russia-Ukraine conflict, the strict COVID-19 lockdown policies in China and the emergence of inflationary pressures, demand for seaborne dry bulk trade softened and the Baltic Dry Index (“BDI”) dropped in the end of 2022 by 49% compared to the previous year. The negative trend was reversed in 2023 and at the end of 2023, BDI increased by 75% compared to the previous year, eliminating nearly all losses incurred in 2022. Such reversal was mainly attributed to the increased seaborne demand for iron ore, coal, grains and other minerals. During the first quarter of 2024, BDI dropped by 13%, however by the end of the second quarter of 2024 nearly all its losses had been reversed. Apart from the increased demand for dry bulk commodities, the improvement during the second quarter was supported by the Red Sea crisis continuing longer than expected, causing diversions in the shipping routes.

The Company will continue to monitor global economic conditions, the Russia-Ukraine conflict, the Israel-Hamas conflict and the Red Sea crisis, along with their potential direct or indirect negative effects on the containership and dry bulk markets and will provide further updates if market circumstances warrant it.